Acquisitions of Subsidiaries - Schedule of Gain Arising on Acquisition (Details) - Business Acquisition [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Gain Arising on Acquisition [Line Items]
Recognized amounts of net payable assets acquired	$ 21,300
Less: consideration paid/payable	(16,831)
Total gain	$ 4,469